SECURED BORROWINGS	6 Months Ended
Jun. 30, 2020
SECURED BORROWINGS [Abstract]
SECURED BORROWINGS
9. SECURED BORROWINGS

The Company’s secured borrowings, net as of June 30, 2020 and December 31, 2019 are presented below (dollars in thousands):

	Outstanding principal balance as of		Weighted average interest rate (1) as of
	June 30, 2020 (2)	December 31, 2019 (2)	June 30, 2020	December 31, 2019	Maturity date
Nord LB Facility	$63,309	$65,290	2.03%	3.59%	May 2021
Term Loan	374,162	385,364	3.44%	4.15%	August 2025
Magellan Acquisition Limited Facility	265,414	278,684	3.95%	4.11%	December 2025
Fly Aladdin Acquisition Facility	240,890	272,343	4.83%	4.85%	June 2023
Fly Aladdin Engine Funding Facility	41,566	42,339	4.95%	4.95%	December 2021 – April 2022
Other Aircraft Secured Borrowings	577,569	673,463	3.49%	4.07%	December 2020 – June 2028
Total outstanding principal balance	1,562,910	1,717,483
Unamortized debt discounts and loan costs	(18,364)	(21,958)
Total secured borrowings, net	$1,544,546	$1,695,525

(1)	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.
(2)	As of June 30, 2020 and December 31, 2019, accrued interest on secured borrowings totaled $6.7 million and $9.2 million, respectively.

The Company is subject to restrictive covenants under its secured borrowings which relate to the incurrence of debt, issuance of guarantees, incurrence of liens or other encumbrances, the acquisition, substitution, disposition and re-lease of aircraft, maintenance, registration and insurance of its aircraft, restrictions on modification of aircraft and capital expenditures, and requirements to maintain concentration limits.

The Company’s loan agreements include events of default that are customary for these types of secured borrowings. The Company’s failure to comply with any restrictive covenants, or any other operating covenants, may trigger an event of default under the relevant loan agreement. In addition, certain of the Company’s loan agreements contain cross-default provisions that could be triggered by a default under another loan agreement.

As of June 30, 2020, the Company was not in default under any of its secured borrowings.

For more information about the Company’s secured borrowings, refer to Note 10 of the 2019 Annual Report.

Securitization Notes

On March 14, 2019, B&B Air Funding redeemed all remaining aircraft lease-backed Class G-1 notes (the “Securitization Notes”) issued on October 2, 2007 and with an original maturity date of November 14, 2033, in the aggregate principal amount then-outstanding of $63.8 million. In connection with the redemption, the Company expensed approximately $1.9 million of debt extinguishment costs.

Nord LB Facility

As of June 30, 2020, the Company had $63.3 million principal amount outstanding under its non-recourse debt facility with Norddeutsche Landesbank Gironzentrale (the “Nord LB Facility”), which was secured by three aircraft. The Nord LB Facility is structured with loans secured by each aircraft individually. The loans are cross-collateralized and contain cross-default provisions. Borrowings are secured by Fly’s equity interests in the aircraft owning subsidiaries, the related leases, and certain deposits. The loans under the Nord LB Facility bear interest at one-month LIBOR plus a margin of 1.85% until the maturity date of May 14, 2021.

Under the terms of the Nord LB Facility, the Company applies 95% of lease rentals collected towards interest and principal. If no lease rental payments are collected in the applicable period for any financed aircraft, then no payment is due under the loan associated with that aircraft during such period. Any unpaid interest increases the principal amount of the associated loan.

In the event the Company sells any of the financed aircraft, substantially all sale proceeds (after payment of certain expenses) must first be used to repay the debt associated with such aircraft and then to repay the outstanding amounts which finance the remaining aircraft. In addition, any maintenance reserve amounts retained by the Company will be used to prepay the Nord LB Facility, provided such reserves are not required for future maintenance of such aircraft.

Term Loan

As of June 30, 2020, the Company had $374.2 million principal amount outstanding under its senior secured term loan (the “Term Loan”), which was secured by 26 aircraft. Fly has guaranteed all payments under the Term Loan. The maturity date of the Term Loan is August 9, 2025. The Term Loan can be prepaid in whole or in part at par.

The Term Loan bears interest at three-month LIBOR plus a margin of 1.75%.

The Term Loan requires that the Company maintain a maximum loan-to-value ratio (“LTV”) of 70.0% based on the lower of the mean or median of half-life adjusted base values of the financed aircraft as determined by three independent appraisers on a semi-annual basis. The Term Loan also includes certain customary covenants, including reporting requirements and maintenance of credit ratings.

Magellan Acquisition Limited Facility

As of June 30, 2020, the Company had $265.4 million principal amount outstanding in loans and notes under its term loan facility (the “Magellan Acquisition Limited Facility”), which was secured by nine aircraft. Fly has guaranteed all payments under this facility. The Magellan Acquisition Limited Facility has a maturity date of December 8, 2025.

The interest rate on the loans is based on one-month LIBOR plus an applicable margin of 1.65% per annum. The interest rate on the notes is a fixed rate of 3.93% per annum.

The facility contains financial and operating covenants, including a covenant that Fly maintain a tangible net worth of at least $325.0 million, as well as customary reporting requirements. The borrower is required to maintain (i) an interest coverage ratio and (ii) a LTV ratio of (a) 75% through December 8, 2020, (b) 70% from December 9, 2020 through December 8, 2022, (c) 65% from December 9, 2022 through December 8, 2024 and (d) 60% thereafter. The LTV is based on the lower of the average half-life adjusted current market value and base value of all aircraft financed under the facility as determined by three independent appraisers on an annual basis. Upon the occurrence of certain conditions, including a failure by Fly to maintain a minimum liquidity of at least $25.0 million, the borrower will be required to deposit certain amounts of maintenance reserves and security deposits received into accounts pledged to the security trustee. Also, upon the occurrence of a breach of the interest coverage ratio, all cash collected will be applied to repay the outstanding principal balance of the loans and notes until such breach is cured.

Fly Acquisition III Facility

On October 22, 2019, the Company paid in full the outstanding principal balance under a revolving credit facility (the “Fly Acquisition III Facility”) with an original maturity date of February 26, 2022. The Company had paid commitment fees of 0.50% to 0.75% per annum to the lenders on the undrawn amount of their commitments during the availability period under the Fly Acquisition III Facility, which expired on February 26, 2019.

The interest rate under the facility was based on one-month LIBOR plus an applicable margin of (i) 2.00% through February 26, 2019 and (ii) 2.50%, from February 27, 2019 through the repayment date of the facility.

Fly Aladdin Acquisition Facility

As of June 30, 2020, the Company had an aggregate of $240.9 million principal amount outstanding of Series B loans under its term loan facility (the “Fly Aladdin Acquisition Facility”), which were secured by 14 aircraft. Series B loans have a maturity date of June 15, 2023.

The interest rate on Series B loans is based on three-month LIBOR, plus an applicable margin of 1.80% per annum. The Company makes scheduled quarterly payments of principal and interest on the loans in accordance with a fixed amortization schedule.

Borrowings are secured by the aircraft and related leases, and the equity and beneficial interests in the aircraft owning and leasing subsidiaries. In addition, Fly has provided a guaranty of certain of the representations, warranties and covenants under the Fly Aladdin Acquisition Facility (including, without limitation, the borrowers’ special purpose covenants), as well as the obligations, upon the occurrence of certain conditions, to deposit maintenance reserves and security deposits received into pledged accounts.

The facility contains operating covenants, including covenants that the borrowers maintain a (i) debt service coverage ratio and (ii) LTV ratio of (a) 71% through June 14, 2020, (b) 68% from June 15, 2020 through December 14, 2020, (c) 65% from December 15, 2020 through June 14, 2021, (d) 63.5% from June 15, 2021 through December 14, 2021, (e) 62% from December 15, 2021 through June 14, 2022, (f) 60% from June 15, 2022 through December 14, 2022 and (g) 58% thereafter. The LTV is based on the average of the half-life adjusted current market value of all financed aircraft as determined by three independent appraisers on a semi-annual basis.

Upon the occurrence of certain events, including a breach of the debt service coverage ratio continuing for two consecutive quarterly payment dates, Fly will be required to deposit, or cause the borrowers to deposit, all maintenance reserves and security deposits received under the associated leases into pledged accounts. Also, upon the occurrence of a breach of the LTV ratio and certain other events, all cash collected will be applied to repay the outstanding principal balance of the Series B loans until such breach is cured. As a consequence of entering into deferral agreements with the Company’s lessees, it is expected that the debt service coverage ratio will not be satisfied for a second time in the second half of 2020, and as a result, the Company will be required to deposit approximately $8.0 million in cash maintenance reserves and security deposits received under the leases into pledged accounts.

Fly Aladdin Engine Funding Facility

As of June 30, 2020, the Company had $41.6 million principal amount outstanding under a term loan facility (the “Fly Aladdin Engine Funding Facility”), which was secured by seven engines. Fly has guaranteed all payments under this facility. The loans have maturity dates ranging from December 31, 2021 to April 30, 2022.

The interest rates for the borrowings range from 4.94% to 4.96% per annum, per engine. The Company is required to make scheduled monthly payments of principal and interest in accordance with an amortization schedule.

The loans are secured by the engines and related leases and the Company’s equity and beneficial interests in the engine owning entities. The Fly Aladdin Engine Funding Facility contains customary covenants, including various reporting requirements. A violation of any of these covenants could result in a default under the Fly Aladdin Engine Funding Facility.

Other Aircraft Secured Borrowings

The Company has entered into other aircraft secured borrowings to finance the acquisition of aircraft, one of which is denominated in Euros. As of June 30, 2020, the Company had $577.6 million principal amount outstanding of other aircraft secured borrowings, which were secured by 13 aircraft. Of this amount, $294.7 million was recourse to Fly.

These borrowings are structured as individual loans secured by pledges of the Company’s rights, title and interests in the financed aircraft and leases. In addition, Fly may provide guarantees of its subsidiaries’ obligations under certain of these loans and may be subject to financial and operating covenants in connection therewith. The maturity dates of these loans range from December 2020 to June 2028. The loan scheduled to mature in December 2020 will require a balloon principal payment of $10.6 million.